FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INCOME
Schedule of financial income

	2019	2018	2017

Income from short-term investments	87,241	68,721	85,153
Interest income and other financial income	135,972	135,279	141,462
Financial Income	223,213	204,000	226,615

Interest on debt	(938,120)	(1,177,686)	(1,323,448)
Monetary variation and other financial expenses	(531,634)	(401,655)	(402,836)
Financial Expenses	(1,469,754)	(1,579,341)	(1,726,284)

Bonds repurchases	—	(223,925)	—
Exchange Variation, net	(247,555)	(322,621)	(4,057)
Reversal of interest on provision for tax liabilities, net	—	—	369,819
Gains and losses on derivative financial instruments, net	(15,118)	32,092	(9,441)

Financial result, net	(1,509,214)	(1,889,795)	(1,143,348)